Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
8        INTANGIBLE ASSETS

Intangible assets consist of the following:

Amortization	As of December 31,
Period	2011	2010
	Years

Licensing agreements	10-20	$1,495,300	$1,441,150
Less: Accumulated amortization		(516,797)	(395,684)

		$978,503	$1,045,466

Licensing agreements consist of technology utilization rights for petrochemical production. For the years ended December 31, 2011 and 2010, amortization expense for intangible assets amounted to $104,598and $99,859, respectively. Amortization expense for each of the next five years is estimated to be approximately $100,000.